Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Income before income taxes	$ 1,782	$ 2,103	$ 4,227	$ 4,146
Income taxes at statutory rate (34%)	(606)	(715)	(1,437)	(1,410)
Adjustments that affect the taxes basis:
Interest on capital	228	237	478	449
Tax incentives	266	342	492	542
Foreign exchange effects on tax losses and others	(196)	130	(297)	51
Effects on tax computation of foreign operations	(14)	85	(51)	(41)
Equity results	42	(13)	61	(4)
Provision related to Samarco	(27)	(30)	(49)	(47)
Tax effects arising from divestments and acquisitions, net				(135)
Others	(61)	(4)	(70)	(20)
Income taxes	(368)	32	(873)	(615)
Current tax	(400)	(285)	(642)	(471)
Deferred tax	$ 32	$ 317	$ (231)	$ (144)